Auditor's remuneration (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Auditor's remuneration
Fees payable for the audit of the Group's annual accounts	£ 3.5	£ 4.0	£ 4.0
Fees payable for the audit of the company's subsidiaries	27.5	22.9	20.7
Fees payable for audit-related assurance services	2.9	4.3	4.0
Total audit and audit-related assurance services fees	33.9	31.2	28.7
Other assurance services	1.3	1.7	3.4
Corporate finance services	0.2	0.2	0.2
Total other services	1.5	1.9	£ 3.6
Audit fees paid	16.0
Fees for review of interim financial information	1.1	1.1
Fees for reports to the regulatory	1.1	2.5
Fees for non-statutory audit opinions	0.7	0.7
Fees for the auditors as reporting accountants on debt and equity issuances	£ 0.2	£ 0.2